Other current financial assets - Schedule of Other Current Financial Assets (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Total other current financial assets	SFr 56.4	SFr 34.2
Other current financial assets at amortized cost
Disclosure of financial assets [line items]
Total other current financial assets	56.4	34.2
Other current financial assets at amortized cost | Credit cards
Disclosure of financial assets [line items]
Total other current financial assets	12.7	16.4
Other current financial assets at amortized cost | Deposits
Disclosure of financial assets [line items]
Total other current financial assets	18.1	14.6
Other current financial assets at amortized cost | Other current financial assets
Disclosure of financial assets [line items]
Total other current financial assets	25.5	3.2
Other current financial assets at fair value through profit and loss
Disclosure of financial assets [line items]
Total other current financial assets	SFr 0.0	SFr 0.0